Expected Benefit Plan Payments Reflecting Expected Future Service (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Compensation And Retirement Disclosure [Abstract]
2018	$ 8,469
2019	8,823
2020	9,330
2021	9,946
2022	10,118
2023 - 2027	48,107
Defined benefit plan expected future benefit payments	$ 94,793